Note 3 - Personnel Expenses, Including Share-based Remuneration - RSUs and Option Activities (Details)	6 Months Ended
	Jun. 30, 2023 $ / shares shares
Statement Line Items [Line Items]
Outstanding at period start, options	100,000
Outstanding at beginning of period, options, weighted average grant date fair value (in dollars per share)	$ 3.40
Regular grants during the period, options	0
Regular grants during the period, options, weighted average grant date fair value (in dollars per share)	$ 0
Forfeited during the period, options	0
Forfeited during the period, options, weighted average grant date fair value (in dollars per share)	$ 0
Exercised during the period, options	(60,000)
Exercised during the period, options, weighted average grant date fair value (in dollars per share)	$ 1.92
Outstanding at period end, options	40,000
Outstanding at period end, options, weighted average grant date fair value (in dollars per share)	$ 5.62
RSU [member]
Statement Line Items [Line Items]
Outstanding at period start, RSUs	1,785,275
Outstanding at beginning of period, RSUs, weighted average grant date fair value (in dollars per share)	$ 9.90
Regular grants during the period, RSUs	777,159
Regular grants during the period, RSUs, weighted average grant date fair value (in dollars per share)	$ 7.24
Dividend adjustment grants during the period, RSUs (in shares) | shares	257,551
Forfeited during the period, RSUs	(13,466)
Forfeited during the period, RSUs, weighted average grant date fair value (in dollars per share)	$ 9.16
Exercised during the period, RSUs	(1,008,509)
Exercised during the period, RSUs, weighted average grant date fair value (in dollars per share)	$ 8.37
Outstanding at period end, RSUs	1,798,010
Outstanding at period end RSUs, weighted average grant date fair value (in dollars per share)	$ 8.19
Kunlan Tech RSU [Member]
Statement Line Items [Line Items]
Outstanding at period start, RSUs	2,925,000	[1]
Outstanding at beginning of period, RSUs, weighted average grant date fair value (in dollars per share)	$ 1.22	[1]
Regular grants during the period, RSUs	6,200,000	[1]
Regular grants during the period, RSUs, weighted average grant date fair value (in dollars per share)	$ 1.96	[1]
Dividend adjustment grants during the period, RSUs (in shares) | shares	0	[1]
Forfeited during the period, RSUs	(150,000)	[1]
Forfeited during the period, RSUs, weighted average grant date fair value (in dollars per share)	$ 1.16	[1]
Exercised during the period, RSUs	(832,500)	[1]
Exercised during the period, RSUs, weighted average grant date fair value (in dollars per share)	$ 1.08	[1]
Outstanding at period end, RSUs	8,142,500	[1]
Outstanding at period end RSUs, weighted average grant date fair value (in dollars per share)	$ 1.78	[1]

[1]	From the exercise of RSUs granted by Kunlun, the employees will acquire shares of Kunlun Tech Co., Ltd., a company listed on the Shenzhen Stock Exchange.